OTHER REQUIRED DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of additional information [Abstract]
Schedule of condensed statement of comprehensive income
Statement of comprehensive income

	Cash flow hedges			Currency translation
	Gross amount	Income tax	Total	adjustment

At December 31, 2016	75	(22)	53	(3,152,645)

(Decrease) / Increase	363	3	366	(104,393)
Reclassification to income statement	372	(110)	262	—

At December 31, 2017	810	(129)	681	(3,257,038)

(Decrease) / Increase	(14)	(108)	(122)	(449,981)
Reclassification to income statement	(117)	35	(82)	—

At December 31, 2018	679	(202)	477	(3,707,019)

Schedule of condensed statement of cash flow
Statement of cash flows

	Year ended December 31,
	2018	2017	2016

(i) Changes in working capital (1)
Inventories	(186,409)	(540,162)	(151,263)
Receivables and others	8,652	(108,257)	488
Trade receivables	(123,388)	(303,114)	(161,670)
Other liabilities	17,138	40,230	89,032
Trade payables	55,430	46,333	61,040

	(228,577)	(864,970)	(162,373)
(ii) Income tax accrual less payments
Tax accrued (Note 11)	369,435	336,882	411,528
Taxes paid	(523,801)	(610,325)	(229,196)

	(154,366)	(273,443)	182,332
(iii) Interest accruals less payments
Interest accrued (Note 10)	131,172	114,583	89,971
Interest paid	(144,186)	(95,099)	(77,272)

	(13,014)	19,484	12,699
(1)    Changes in working capital are shown net of the effect of exchange rate changes.

Schedule of reconciliation of changes in financial debt
Financial debt reconciliation

	Financial debt
	Finance lease liabilities	Short term borrowings	Long term borrowings	Total

As of December 31, 2016	—	(821,893)	(396,742)	(1,218,635)

Cash flows	364	(540,918)	(1,511,860)	(2,052,414)
Reclassifications	—	(192,547)	192,547	—
Acquisitions - finance leases	(76,879)	—	—	(76,879)
Foreign exchange adjustments	(14,949)	(32,574)	(371)	(47,894)
Other non cash movements	14,429	82,362	89	96,880

As of December 31, 2017	(77,035)	(1,505,570)	(1,716,337)	(3,298,942)

Cash flows	7,565	1,492,568	(401,725)	1,098,408
Reclassifications	—	(459,520)	459,520	—
Foreign exchange adjustments	(47,390)	(121,801)	—	(169,191)
Other non cash movements	43,032	194,467	21,441	258,940

As of December 31, 2018	(73,828)	(399,856)	(1,637,101)	(2,110,785)